Employee Benefits (Details) - Schedule of principal assumptions used in determining pension obligations for the Bank's plan	Dec. 31, 2020	Dec. 31, 2019
Schedule of principal assumptions used in determining pension obligations for the Bank's plan [Abstract]
Discount rate	2.31%	3.17%
Annual salary increase	4.04%	4.42%
Payment probability	99.99%	99.99%